Document and Entity Information	12 Months Ended
Dec. 29, 2013
Entity Information [Line Items]
Entity Registrant Name	JOURNAL COMMUNICATIONS INC
Entity Central Index Key	0001232241
Current Fiscal Year End Date	--12-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description	Beginning in the first quarter of 2014, the Company made an organization change to its leadership team in the Broadcasting segment reflecting focus on its two primary businesses: television and radio. The Company is filing this Current Report on Form 8-K to reclassify historical segment information for the television and radio segments to correspond with its current segment structure.
Document Period End Date	Dec. 29, 2013